Disposal of Part of Ownership Interest in Subsidiary without Losing Control (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Disclosure Of Effects Of Changes In Parents Ownership Interest In Subsidiary That Do Not Result In Loss Of Control On Equity Attributable To Owners Of Parent Explanatory

In November 2017, the Company disposed its ownership interest in DPTW totaling of 9.99% with consideration (net of costs of disposal) amounting to $1,776,984 thousand in cash. The effect of changes in ownership interest of the subsidiary which was attributable to owners of the parent was summarized as follows:

For the year ended December 31, 2017
(in thousands)
Consideration received	$1,776,984
Carrying amount of the equity interest disposed of	(1,190,529)
Capital surplus – changes in ownership interest of subsidiary	(12,099)
Other equity – effect from foreign currency translation differences arising from foreign operations	(56,160)
Capital surplus – differences between consideration and carrying amount arising from disposal of interest in subsidiary	$518,196